Schedule of Weighted Average Assumption for Warrants (Details) - $ / shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Expected dividend yield		0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		33.00%
Expected life		3 years
Expected volatility		245.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		79.00%
Expected life		5 years
Expected volatility		257.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Expected life	2 years
Expected volatility	154.00%
Expected dividend yield	0.00%
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	1.21%
Share price	$ 0.24
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	1.30%
Share price	$ 0.031